Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan

The following description of the Occidental Petroleum Corporation Savings Plan (the Plan) provides only general information.  Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

(a)    General

The Plan is a defined contribution plan generally available to certain employees of Occidental Petroleum Corporation (Occidental, or the employer), a Delaware corporation, and participating subsidiaries (collectively, the Company).

The Plan is intended to be a tax-qualified plan containing a qualified cash or deferred arrangement and employee stock ownership plan.  The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

(b)    Plan Administration

The Plan is administered by the Pension and Retirement Trust and Investment Committee as to investment decisions and by the Pension and Retirement Plan Administrative Committee as to all matters except investment decisions (these two committees are herein referred to collectively as the Committees). The Plan document provides that a fiduciary appointment officer has sole authority to appoint, remove, and monitor members of the Committees. The Committees have been given all powers necessary to carry out their respective duties, including, but not limited to, the power to administer and interpret the Plan and to answer all questions affecting eligibility of participants.  Bank of New York Mellon Trust Company N. A. (the Trustee) is the trustee and custodian of the trust fund, which holds all of the assets of the Plan.

(c)    Contributions

Participant Contributions – Each year, participants may contribute up to the maximum contribution percentage of compensation to the Plan on a before- or after-tax basis, or in any combination thereof, subject to certain Internal Revenue Code (IRC) limitations.  For 2025 and 2024, the employee contribution percentage limits were 30% for non-Highly Compensated Employees (as defined in the Plan) and 15% for Highly Compensated Employees. Participants age 50 or older by the end of the Plan year were permitted to contribute additional before-tax catch-up contributions to the Plan up to $7,500 for each of 2025 and 2024. The Plan permits Roth contributions and in-plan Roth rollover contributions.

    Newly eligible participants who do not affirmatively elect to opt out of making contributions are automatically enrolled in the Plan with a before-tax contribution amount of 5% of base pay.

Employer Matching Contributions – The employer matching contributions for non-collectively bargained employees is an amount equal to 200% of a participant’s contribution up to the first 2% of eligible compensation, and 100% of the next 3% of eligible compensation. Certain collectively bargained employees also fall under this matching formula, as negotiated by their respective unions. Other collectively bargained employees received employer matching contributions between 85% and 100%, as negotiated by their respective unions, up to the first 6% of eligible compensation that a participant contributes to the Plan. All employer contributions are invested in the Occidental Stock Fund (Oxy Stock Fund). All vested participants may elect to transfer their employer matching contributions to other investment funds.

The Plan allows active employees who are eligible to participate in the Plan to roll over into the Plan all or part of the taxable money received in an eligible rollover distribution from another employer's tax-qualified retirement plan.

(d)    Participant Accounts

    All participant contributions and the earnings thereon are allocated to each participant’s accounts and are invested in accordance with the participant’s investment elections in accordance with Section 404(c) of ERISA. Participants who do not make an investment election are automatically enrolled in the Plan’s qualified default investment alternative.
Each participant’s account is credited with the participant’s elected contribution, the employer’s respective matching contribution, and allocations of the respective fund’s investment income and losses and charged with investment manager fees.  Allocations are based on participant earnings or account balances, as defined in the Plan.  The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

(e)    Vesting

Participants are vested immediately in their contributions and employer matching contributions, plus actual earnings thereon. Participants are also fully vested in dividends paid on the portion of their employer matching contributions invested in the Oxy Stock Fund.

(f)    Notes Receivable From Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum amount equal to the lesser of (i) $50,000 reduced by the highest outstanding principal loan balance during the preceding 12 months, if any; (ii) 50% of their vested account balance; or (iii) an amount that would require monthly payroll deductions for repayment not greater than 25% of the participant's monthly base compensation. Loan terms may range from one to five years for general purpose loans and six to ten years for primary residence loans. The maturity dates on notes receivable from participants outstanding at December 31, 2025 range from January 2026 to November 2035. The loans are secured by the balance in the participant's account at the time the loan is approved. Loan interest rates are fixed on the first day of the month prior to the calendar month in which the loan is funded and rates are reasonable compared to similar loans issued by other lenders, in accordance with the Plan. Interest rates ranged from 3% to 11% on loans outstanding as of December 31, 2025 and 2024. Principal and interest are paid ratably through payroll deductions.

(g)    Distributions

Generally, on termination of service, participants may elect to receive the vested portion of their account balance under one of the distribution options allowed by the Plan.  Participants may elect to receive distributions from their vested account balance in the Oxy Stock Fund in cash or in shares of Occidental common stock.

(h)    Forfeited Accounts

Forfeited nonvested accounts may be used to pay reasonable costs of administering the Plan and reduce employer contributions. As of December 31, 2025 and 2024, the balance of forfeited nonvested accounts was not material. Increases to the forfeiture account balance are primarily related to nonvested account balances of previously terminated participants and the forfeiture of unclaimed benefits, in accordance with the Plan document. These amounts are expected to be used to reduce future contributions, or reinstate account balances if such participants are located.

During 2025 and 2024, no forfeitures were used to reduce employer contributions.

(i)    Expenses

Certain administrative fees are paid by participants through their Plan accounts. Other expenses of maintaining the Plan are paid by the Company and are excluded from these financial statements. Investment related expenses are included in net appreciation (depreciation) in fair value of investments.